Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	6.39%	9.23%	4.08%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	9.57%	9.52%	3.87%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	11.78%	10.62%	4.92%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	11.31%	10.09%	4.41%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	11.80%	10.64%	4.93%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	11.40%	10.24%	4.56%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	10.57%	9.52%	3.87%
Class A - Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	11.08%	9.34%	4.51%
Class C - Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	11.08%	9.34%	4.51%
Class I - Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	11.08%	9.34%	4.51%
Class R - Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	11.08%	9.34%	4.51%
Class Z - Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	11.08%	9.34%	4.51%
Class A - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class C - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class I - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class R - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%
Class Z - MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	16.26%	14.55%	10.66%